COMMITMENTS AND CONTINGENCIES - Summary of future minimum lease payments under non-cancellable operating lease agreements (Detail) ¥ in Thousands	Mar. 31, 2022 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
For the six months ending September 30, 2022	¥ 273,526
For the year ending September 30, 2023	424,577
For the year ending September 30, 2024	239,039
For the year ending September 30, 2025	92,271
For the year ending September 30, 2026	41,352
Thereafter	57,125
Total	¥ 1,127,890